ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2020	2021
Accounts receivable	2,311	1,773
Less: allowance for doubtful accounts	(467)	(473)
Accounts receivable, net	1,844	1,300

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2020	2021
Balance at beginning of the year	92	467
Adoption of ASC326	343	—
Addition	15	30
Foreign currency adjustment	17	(24)
Balance at end of the year	467	473